UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Southpoint Capital Advisors LP

Address:   623 Fifth Avenue, Suite 2601
           New York, NY  10022


Form 13F File Number: 028-11745


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John S. Clark II
Title:  Manager of the General Partner
Phone:  (212) 692-6350

Signature,  Place,  and  Date  of  Signing:

/s/ John S. Clark II               New York, NY                       8/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Southpoint Capital Advisors LP (the "Reporting Person") serves as investment adviser to Southpoint Fund LP (the "Fund"), Southpoint Qualified Fund LP (the "Qualified Fund"), Southpoint Offshore Fund, Ltd. and Southpoint Master Fund, LP (the Master Fund"). Southpoint Capital Advisors LLC is the general partner of the Reporting Person. Southpoint GP, LP is the general partner of the Fund, the Qualified Fund and the Master Fund. Southpoint GP, LLC is the general partner of Southpoint GP, LP. John S. Clark II is the sole manager of each of Southpoint Capital Advisors LLC and Southpoint GP, LLC.

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    4

Form 13F Information Table Entry Total:              47

Form 13F Information Table Value Total:  $    1,174,025
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1.    028-13948             Southpoint Capital Advisors LLC
----  --------------------  ----------------------------------------------------
2.    028-13953             Southpoint GP, LP
----  --------------------  ----------------------------------------------------
3.    028-13952             Southpoint GP, LLC
----  --------------------  ----------------------------------------------------
4.    028-13950             John S. Clark II
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AMARIN CORP PLC              SPONS ADR NEW    023111206      647   259,901 SH  CALL DEFINED    1,2,3,4    259,901      0    0
AMERICAN SUPERCONDUCTOR CORP COM              030111108    6,109   228,899 SH       DEFINED    1,2,3,4    228,899      0    0
AMERICAN WTR WKS CO INC NEW  COM              030420103   29,870 1,450,000 SH       DEFINED    1,2,3,4  1,450,000      0    0
BANK OF AMERICA CORPORATION  COM              060505104   25,148 1,750,000 SH       DEFINED    1,2,3,4  1,750,000      0    0
BECTON DICKINSON & CO        COM              075887109   43,953   650,000 SH       DEFINED    1,2,3,4    650,000      0    0
BROADRIDGE FINL SOLUTIONS IN COM              11133T103   57,150 3,000,000 SH       DEFINED    1,2,3,4  3,000,000      0    0
CACI INTL INC                CL A             127190304   52,942 1,246,283 SH       DEFINED    1,2,3,4  1,246,283      0    0
CACI INTL INC                CL A             127190304   29,736   700,000 SH  CALL DEFINED    1,2,3,4    700,000      0    0
CALGON CARBON CORP           COM              129603106    9,645   728,500 SH       DEFINED    1,2,3,4    728,500      0    0
COCA COLA ENTERPRISES INC    COM              191219104   38,790 1,500,000 SH       DEFINED    1,2,3,4  1,500,000      0    0
COMPASS MINERALS INTL INC    COM              20451N101   35,140   500,000 SH       DEFINED    1,2,3,4    500,000      0    0
CONTANGO OIL & GAS COMPANY   COM NEW          21075N204   10,069   225,000 SH       DEFINED    1,2,3,4    225,000      0    0
DIRECTV                      COM CL A         25490A101   40,704 1,200,000 SH       DEFINED    1,2,3,4  1,200,000      0    0
DRYSHIPS INC                 SHS              Y2109Q101    8,925 2,500,000 SH       DEFINED    1,2,3,4  2,500,000      0    0
FIDELITY NATL INFORMATION SV COM              31620M106   75,096 2,800,000 SH       DEFINED    1,2,3,4  2,800,000      0    0
FIRST SOLAR INC              COM              336433107   42,119   370,018 SH       DEFINED    1,2,3,4    370,018      0    0
FISERV INC                   COM              337738108   73,056 1,600,000 SH       DEFINED    1,2,3,4  1,600,000      0    0
FISERV INC                   COM              337738108    9,132   200,000 SH  CALL DEFINED    1,2,3,4    200,000      0    0
GOOGLE INC                   CL A             38259P508   48,945   110,000 SH       DEFINED    1,2,3,4    110,000      0    0
GREEN MTN COFFEE ROASTERS IN COM              393122106    5,446   211,895 SH       DEFINED    1,2,3,4    211,895      0    0
SCHEIN HENRY INC             COM              806407102   19,066   347,283 SH       DEFINED    1,2,3,4    347,283      0    0
MIRANT CORP NEW              COM              60467R100   13,306 1,260,000 SH       DEFINED    1,2,3,4  1,260,000      0    0
MOVADO GROUP INC             COM              624580106    9,700   908,207 SH       DEFINED    1,2,3,4    908,207      0    0
MUELLER INDS INC             COM              624756102   14,485   588,839 SH       DEFINED    1,2,3,4    588,839      0    0
NALCO HOLDING COMPANY        COM              62985Q101   45,012 2,200,000 SH       DEFINED    1,2,3,4  2,200,000      0    0
NEOSTEM INC                  COM NEW          640650305      366   200,000 SH  CALL DEFINED    1,2,3,4    200,000      0    0
NEOSTEM INC                  *W EXP 07/16/201 640650115       25   125,000 SH       DEFINED    1,2,3,4    125,000      0    0
NEW YORK & CO INC            COM              649295102    3,503 1,529,900 SH       DEFINED    1,2,3,4  1,529,900      0    0
NEXMED INC                   COM              652903105      408   194,227 SH  CALL DEFINED    1,2,3,4    194,227      0    0
NICHOLAS FINANCIAL INC       COM NEW          65373J209    8,528 1,036,220 SH       DEFINED    1,2,3,4  1,036,220      0    0
NOVELL INC                   COM              670006105   19,880 3,500,000 SH       DEFINED    1,2,3,4  3,500,000      0    0
NYMOX PHARMACEUTICAL CORP    COM              67076P102    1,688   541,036 SH       DEFINED    1,2,3,4    541,036      0    0
OFFICEMAX INC DEL            COM              67622P101   26,120 2,000,000 SH       DEFINED    1,2,3,4  2,000,000      0    0
ORIENTAL FINL GROUP INC      COM              68618W100   14,179 1,120,000 SH       DEFINED    1,2,3,4  1,120,000      0    0
PIKE ELEC CORP               COM              721283109    1,365   144,949 SH       DEFINED    1,2,3,4    144,949      0    0
QUINSTREET INC               COM              74874Q100      754    65,500 SH       DEFINED    1,2,3,4     65,500      0    0
DONNELLEY R R & SONS CO      COM              257867101   12,612   770,404 SH       DEFINED    1,2,3,4    770,404      0    0
SONIC SOLUTIONS              COM              835460106    2,011   240,834 SH       DEFINED    1,2,3,4    240,834      0    0
STANLEY BLACK & DECKER INC   COM              854502101   50,520 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
TECUMSEH PRODS CO            CL A             878895200    8,938   803,815 SH       DEFINED    1,2,3,4    803,815      0    0
TRADESTATION GROUP INC       COM              89267P105   15,860 2,349,615 SH       DEFINED    1,2,3,4  2,349,615      0    0
TYCO ELECTRONICS LTD SWITZER SHS              H8912P106   52,915 2,084,900 SH       DEFINED    1,2,3,4  2,084,900      0    0
UNION PAC CORP               COM              907818108   69,510 1,000,000 SH       DEFINED    1,2,3,4  1,000,000      0    0
VISA INC                     COM CL A         92826C839   24,763   350,000 SH       DEFINED    1,2,3,4    350,000      0    0
WASTE MGMT INC DEL           COM              94106L109   62,580 2,000,000 SH       DEFINED    1,2,3,4  2,000,000      0    0
WASTE MGMT INC DEL           COM              94106L109   31,290 1,000,000 SH  CALL DEFINED    1,2,3,4  1,000,000      0    0
WELLPOINT INC                COM              94973V107   22,019   450,000 SH       DEFINED    1,2,3,4    450,000      0    0


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